Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-interest income
Banking	$ 63,682	$ 58,818	$ 57,120
Foreign exchange revenue	51,248	46,132	47,831
Custody and other administration services	13,815	13,319	13,626
Other non-interest income	3,612	3,831	5,971
Total non-interest income	230,015	212,336	206,587
Interest income
Interest and fees on loans	304,112	317,361	249,390
Total interest income	585,717	545,630	398,383
Interest expense
Deposits	227,001	170,504	45,176
Long-term debt	5,485	8,091	9,601
Securities sold under agreements to repurchase	2,028	75	22
Total interest expense	234,514	178,670	54,799
Net interest income before provision for credit losses	351,203	366,960	343,584
Provision for credit (losses) recoveries	(1,662)	(4,452)	(2,396)
Net interest income after provision for credit losses	349,541	362,508	341,188
Net gains (losses) on equity securities	0	43	14
Net gains (losses) on other real estate owned	50	(40)	448
Net other gains (losses)	327	3,764	1,079
Total other gains (losses)	377	3,753	1,522
Total net revenue	579,933	578,597	549,297
Non-interest expense
Salaries and other employee benefits	174,024	177,939	166,189
Technology and communications	66,057	61,979	56,740
Professional and outside services	22,694	21,056	19,640
Property	34,081	31,374	31,442
Indirect taxes	22,672	21,457	21,982
Non-service employee benefits expense	3,929	5,590	3,775
Marketing	6,530	6,456	6,357
Amortization of intangible assets	8,006	5,728	5,680
Other expenses	21,093	20,759	19,790
Total non-interest expense	359,086	352,338	331,595
Net income	216,316	225,492	214,020
Other comprehensive income (loss), net of taxes	14,783	67,254	(252,535)
Total comprehensive income (loss)	231,099	292,746	(38,515)
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	28,480	26,242	26,116
Foreign exchange revenue	10,699	11,253	11,858
Custody and other administration services	7,256	6,830	6,869
Other non-interest income	829	1,345	1,269
Total non-interest income	221,896	168,643	139,698
Interest income
Interest and fees on loans	121,204	129,626	118,829
Investments (none of the investment securities are intrinsically tax-exempt)	56,279	50,219	49,790
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	52,935	43,690	14,499
Total interest income	230,418	223,535	183,118
Interest expense
Deposits	54,271	34,064	10,834
Long-term debt	5,485	8,091	9,601
Securities sold under agreements to repurchase	106	66	22
Total interest expense	59,862	42,221	20,457
Net interest income before provision for credit losses	170,556	181,314	162,661
Provision for credit (losses) recoveries	(1,834)	(4,755)	(1,226)
Net interest income after provision for credit losses	168,722	176,559	161,435
Net gains (losses) on equity securities	0	46	14
Net gains (losses) on other real estate owned	50	(40)	9
Net other gains (losses)	35	4,005	0
Total other gains (losses)	85	4,011	23
Total net revenue	390,703	349,213	301,156
Non-interest expense
Salaries and other employee benefits	65,372	68,779	65,789
Technology and communications	34,073	32,241	29,551
Professional and outside services	33,488	32,959	29,744
Property	11,300	10,831	10,232
Indirect taxes	15,768	15,269	15,714
Non-service employee benefits expense	3,972	5,645	4,845
Marketing	3,606	3,194	3,629
Amortization of intangible assets	169	169	169
Other expenses	9,466	10,049	9,613
Total non-interest expense	177,214	179,136	169,286
Net income before equity in undistributed earnings of subsidiaries	213,489	170,077	131,870
Equity in undistributed earnings of subsidiaries	2,827	55,415	82,150
Net income	216,316	225,492	214,020
Other comprehensive income (loss), net of taxes	14,783	67,254	(252,535)
Total comprehensive income (loss)	231,099	292,746	(38,515)
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	154,111	100,000	72,268
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 20,521	$ 22,973	$ 21,318